Financial Risk Management (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Total Financial Liabilities at Nominal Repayment Amount

Total financial liabilities (at the nominal repayment amount)

	As of December 31, 2018			As of December 31, 2017
	Fixed rate	Variable rate	Total	Fixed rate	Variable rate	Total
	(millions of euros)
Bonds	16,484	4,537	21,021	17,237	4,538	21,775
Loans and other financial liabilities(*)	2,820	3,500	6,320	3,689	3,881	7,570

Total non-current financial liabilities (including the current portion of medium/long-term financial liabilities)	19,304	8,037	27,341	20,926	8,419	29,345
Total current financial liabilities(*)	857	451	1,308	282	700	982

Total	20,161	8,488	28,649	21,208	9,119	30,327

(*)

At December 31, 2017, variable-rate current liabilities included 38 million euros of payables to other lenders for installments paid in advance, which are classified in this line item even though they are not correlated to a definite rate parameter.

Summary of Total Financial Assets

Total financial assets (at the nominal investment amount)

	As of December 31, 2018			As of December 31, 2017
	Fixed rate	Variable rate	Total	Fixed rate	Variable rate	Total
	(millions of euros)
Cash and cash equivalents	—	1,695	1,695	—	2,930	2,930
Securities	950	401	1,351	623	1,100	1,723
Other receivables	879	71	950	927	79	1,006

Total	1,829	2,167	3,996	1,550	4,109	5,659

Summary of Total Financial Liabilities

Total financial liabilities

	As of December 31, 2018		As of December 31, 2017
	Adjusted carrying amount	Effective interest rate	Adjusted carrying amount	Effective interest rate
	(millions of euros)	(%)	(millions of euros)	(%)
Bonds	20,808	4.83	21,521	4.96
Loans and other financial liabilities	7,681	3.02	8,599	3.59

Total	28,489	4.34	30,120	4.57

Summary of Total Financial Assets

Total financial assets

	As of December 31, 2018		As of December 31, 2017
	Adjusted carrying amount	Effective interest rate	Adjusted carrying amount	Effective interest rate
	(millions of euros)	(%)	(millions of euros)	(%)
Cash and cash equivalents	1,695	0.12	2,930	0.05
Securities	1,351	3.13	1,723	4.07
Other receivables	182	2.96	326	2.03

Total	3,228	1.54	4,979	1.57

Summary of Financial liabilities-Maturities of Contractually Expected Disbursements

Financial liabilities—Maturities of contractually expected disbursements

		Maturing by December 31, of the year
		2019	2020	2021	2022	2023	After 2023	Total
		(millions of euros)
Bonds	Principal	2,446	1,267	564	3,087	2,419	11,238	21,021
	Interest	927	799	743	706	649	5,255	9,079

Loans and other financial liabilities (*)	Principal	1,293	384	1,343	819	331	221	4,391
	Interest	(52)	(55)	(71)	(85)	(96)	(808)	(1,167)

Finance lease liabilities	Principal	190	181	172	132	130	1,124	1,929
	Interest	135	126	116	108	100	561	1,146

Non-current financial liabilities	Principal	3,929	1,832	2,079	4,038	2,880	12,583	27,341
	Interest	1,010	870	788	729	653	5,008	9,058

Current financial liabilities	Principal	1,308	—	—	—	—	—	1,308
	Interest	3	—	—	—	—	—	3

Total financial liabilities	Principal	5,237	1,832	2,079	4,038	2,880	12,583	28,649
	Interest	1,013	870	788	729	653	5,008	9,061

(*)	These include hedging and non-hedging derivatives.

Summary of Derivatives on Financial Liabilities-Contractually Expected Interest Flows

Derivatives on financial liabilities—Contractually expected interest flows

	Maturing by December 31, of the year
	2019	2020	2021	2022	2023	After 2023	Total
	(millions of euros)
Disbursements	350	298	297	297	289	2,343	3,874
Receipts	(499)	(424)	(424)	(424)	(414)	(3,313)	(5,498)

Hedging derivatives—net (receipts) disbursements	(149)	(126)	(127)	(127)	(125)	(970)	(1,624)

Disbursements	39	27	18	16	9	23	132
Receipts	(12)	(7)	(4)	(4)	(2)	(6)	(35)

Non-hedging derivatives—net (receipts) disbursements	27	20	14	12	7	17	97

Total net (receipts) disbursements	(122)	(106)	(113)	(115)	(118)	(953)	(1,527)